Cambria Fixed Income Trend ETF
Schedule of Investments
July 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.0%	Shares	Value
iShares Convertible Bond ETF	40,661	$3,765,615
SPDR Portfolio High Yield Bond ETF	160,872	3,812,666
Vanguard 0-3 Month Treasury Bill ETF	52,376	3,958,840
Vanguard Emerging Markets Government Bond ETF	59,072	3,869,807
Vanguard Long-Term Treasury ETF	64,962	3,599,545
TOTAL EXCHANGE TRADED FUNDS (Cost $18,895,363)		19,006,473

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.0%
First American Treasury Obligations Fund - Class X, 4.24%(a)	183,016	183,016
TOTAL MONEY MARKET FUNDS (Cost $183,016)		183,016

TOTAL INVESTMENTS - 100.0% (Cost $19,078,379)		19,189,489
Other Assets in Excess of Liabilities - 0.0% (b)		592
TOTAL NET ASSETS - 100.0%		$19,190,081
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2025.
(b)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of July 31, 2025 (Unaudited)

Cambria Fixed Income Trend ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$19,006,473	$–	$–	$19,006,473
Money Market Funds	183,016	–	–	183,016
Total Investments	$19,189,489	$–	$–	$19,189,489

Refer to the Schedule of Investments for further disaggregation of investment categories.